Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2014
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Note I.

Intangible Assets Including Goodwill

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2014:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,375	$(679)	$696
Client relationships	2,208	(1,271)	937
Completed technology	2,831	(1,533)	1,298
In-process R&D	—	—	—
Patents/trademarks	374	(214)	161
Other*	18	(6)	12
Total	$6,806	$(3,702)	$3,104

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2013:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,494	$(699)	$794
Client relationships	2,148	(977)	1,171
Completed technology	2,910	(1,224)	1,687
In-process R&D	13	—	13
Patents/trademarks	358	(154)	204
Other*	7	(5)	2
Total	$6,930	$(3,059)	$3,871

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets decreased $768 million during the year ended December 31, 2014, primarily due to amortization, partially offset by intangible asset additions resulting from acquisitions. There was no impairment of intangible assets recorded in 2014 and 2013. The aggregate intangible amortization expense was $1,347 million and $1,351 million for the years ended December 31, 2014 and 2013, respectively. In addition, in 2014 and 2013, respectively, the company retired $724 million and $1,177 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2014:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2015	$420	$648	$1,068
2016	211	605	816
2017	65	494	559
2018	—	349	349
2019	—	210	210

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2014 and 2013, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2014	Additions	Adjustments	Divestitures	Adjustments	2014
Global Business Services	$4,334	$—	$0	$0	$(248)	$4,086
Global Technology Services	4,129	11	20	(54)	(109)	3,998
Software	21,121	430	(17)	(19)	(516)	21,000
Systems and Technology	1,601	—	—	(110)	(19)	1,472
Total	$31,184	$442	$4	$(183)	$(891)	$30,556

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2013	Additions	Adjustments	Divestitures	Adjustments	2013
Global Business Services	$4,357	$—	$0	$(3)	$(21)	$4,334
Global Technology Services	2,916	1,246	17	—	(50)	4,129
Software	20,405	987	11	(4)	(279)	21,121
Systems and Technology	1,568	13	33	—	(14)	1,601
Total	$29,247	$2,246	$61	$(7)	$(363)	$31,184

Purchase price adjustments recorded in 2014 and 2013 were related to acquisitions that were completed on or prior to December 31, 2013 or December 31, 2012, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. There were no goodwill impairment losses recorded in 2014 or 2013 and the company has no accumulated goodwill impairment losses.